Non-Cash Transactions (Tables)	12 Months Ended
Jun. 30, 2023
Non-Cash Transactions
Schedule of Non-cash Financing and Investing Activities

Non-cash Financing and Investing Activities	2023	2022
	$	$
Shares issued for exploration and evaluation assets	2,000	4,620
Shares issued for compensation	—	500
Exploration and evaluation expenditures included in accounts payable	3,113	2,081
Aqualung Carbon Capture expenditure included in accounts payable	1	—
Demonstration plant expenditures included in accounts payable	—	68